As filed with the Securities and Exchange Commission on May 21, 2015

1933 Act Registration No. 033-17619

1940 Act Registration No. 811-05349

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 461	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 462	☒

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 655-4400

CAROLINE L. KRAUS, ESQ.

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series and classes of the Registrant:

Class A, Class C, Institutional, Service, Class IR and Class R Shares of the Goldman Sachs Real Estate Securities Fund.

Class A, Class C, Institutional, Service and Class IR Shares of the Goldman Sachs U.S. Tax-Managed Equity Fund.

Class A, Class C, Institutional, Class IR and Class R Shares of the Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Commodity Strategy Fund, Goldman Sachs Dynamic Allocation Fund, Goldman Sachs Dynamic Commodity Strategy Fund and Goldman Sachs Managed Futures Fund.

Class A, Class C, Institutional and Class IR Shares of the Goldman Sachs International Real Estate Securities Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs International Tax-Managed Equity Fund, and Goldman Sachs U.S. Equity Dividend and Premium Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 461 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 461 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 20th day of May, 2015.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Caroline L. Kraus
Caroline L. Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	May 20, 2015

[1]Scott M. McHugh Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	May 20, 2015

[1]Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	May 20, 2015

[1]Kathryn A. Cassidy Kathryn A. Cassidy	Trustee	May 20, 2015

[1]John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	May 20, 2015

[1]Diana M. Daniels Diana M. Daniels	Trustee	May 20, 2015

[1]Joseph P. LoRusso Joseph P. LoRusso	Trustee	May 20, 2015

[1]Herbert J. Markley Herbert J. Markley	Trustee	May 20, 2015

[1]Jessica Palmer Jessica Palmer	Trustee	May 20, 2015

[1]Alan A. Shuch Alan A. Shuch	Trustee	May 20, 2015

[1]Richard P. Strubel Richard P. Strubel	Trustee	May 20, 2015

[1]Roy W. Templin Roy W. Templin	Trustee	May 20, 2015

[1]Gregory G. Weaver Gregory G. Weaver	Trustee	May 20, 2015

By:	/s/ Caroline L. Kraus
Caroline L. Kraus,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 11-12, 2014.

RESOLVED, that the Trustees and Officers of each Trust who may be required to execute any amendments to each Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Andrew Murphy, Robert Griffith, Matthew Wolfe, and Francesca Mead, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act and the 1940 Act of each Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

The undersigned Secretary for the Trust further certifies that the Board duly adopted the following resolution at a meeting of the Board held on December 17, 2014.

RESOLVED, that Gregory G. Weaver and Kathryn A. Cassidy, who may be required to execute any amendments to each Trust’s Registration Statement, be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus, Andrew Murphy, Robert Griffith, Matthew Wolfe, and Francesca Mead, jointly and severally, his or her attorneys-in-fact, each with power of substitution, for Gregory G. Weaver and Kathryn A. Cassidy in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of each Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, with Gregory G. Weaver and Kathryn A. Cassidy hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: May 20, 2015

/s/ Caroline L. Kraus Caroline L. Kraus,
Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase